Long-term incentive plans based on Telefónica, S.A. shares - Narrative (Details)										12 Months Ended						24 Months Ended	36 Months Ended
	Dec. 31, 2023 shares employee	Apr. 08, 2022 EUR (€)	Apr. 23, 2021 cycle	Mar. 17, 2021 cycle	Jan. 01, 2021	Jan. 01, 2020 shares € / shares	Jan. 01, 2019 shares € / shares	Jun. 08, 2018 cycle	Jan. 01, 2018 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares model	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 model	Dec. 31, 2023 shares	Dec. 31, 2023 shares
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)										40.00%	40.00%	40.00%
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)								50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)								50.00%
Award vesting period															5 years
Number of independent cycles | model															3
Period in force of each cycle															3 years
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			40.00%
Award vesting period			5 years									5 years
Number of independent cycles			3									3
Period in force of each cycle			3 years									3 years
Weighted-average payment coefficient (as a percent)										89.45%
Delivery percent (free cash flow generation, maximum compliance)			10.00%
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)											50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)											50.00%
Award vesting period								5 years
Number of independent cycles | cycle								3
Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)				50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)				40.00%
Award vesting period				5 years
Number of independent cycles | cycle				3
Weighted-average payment coefficient (as a percent)										89.45%
Delivery percent (free cash flow generation, maximum compliance)				10.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €		€ 1,800
Maximum number of shares an employee is allowed to purchase (in percentage)		0.38%
Number of employees registered | employee	26,590
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period								5 years
Number of independent cycles | cycle								3
Period in force of each cycle								3 years
Number of shares assigned (shares)									8,466,996
Number of shares outstanding (shares)													7,093,162
First cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares									€ 4.516
First cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares									€ 6.4631
Weighted-average payment coefficient (as a percent)													50.00%	50.00%	50.00%
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																	19,425,499
Number of shares outstanding (shares)	17,728,523									17,728,523						17,728,523	17,728,523
Weighted-average payment coefficient (as a percent)					89.45%
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										9,712,749
Number of shares outstanding (shares)	8,864,262									8,864,262						8,864,262	8,864,262
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										7,770,200
Number of shares outstanding (shares)	7,091,409									7,091,409						7,091,409	7,091,409
First cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)									787,500
Number of shares outstanding (shares)													691,750
First cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares									€ 4.516
First cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares									€ 6.4631
Weighted-average payment coefficient (as a percent)													50.00%	50.00%	50.00%
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																	1,751,500
Number of shares outstanding (shares)											1,557,000
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										875,750
Number of shares outstanding (shares)	778,500									778,500						778,500	778,500
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										700,600
Number of shares outstanding (shares)	622,800									622,800						622,800	622,800
Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)														9,471,489
Number of shares outstanding (shares)												7,494,896
Second Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares														€ 4.4394
Second Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares														€ 6.1436
Weighted-average payment coefficient (as a percent)												50.00%	50.00%	50.00%
Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																15,069,650
Number of shares outstanding (shares)	14,545,706									14,545,706						14,545,706	14,545,706
Second Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										7,534,825
Number of shares outstanding (shares)	7,272,853									7,272,853						7,272,853	7,272,853
Second Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										6,027,860
Number of shares outstanding (shares)	5,818,282									5,818,282						5,818,282	5,818,282
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							812,000
Number of shares outstanding (shares)											690,750
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 4.4394
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 6.1436
Weighted-average payment coefficient (as a percent)											50.00%	50.00%	50.00%
Second Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																	1,646,500
Number of shares outstanding (shares)	1,542,000									1,542,000						1,542,000	1,542,000
Second Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										823,250
Number of shares outstanding (shares)	771,000									771,000						771,000	771,000
Second Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										658,600
Number of shares outstanding (shares)	616,800									616,800						616,800	616,800
Third Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)													5,346,508
Number of shares outstanding (shares)											4,595,621
Third Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares													€ 1.6444
Third Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares													€ 3.2136
Weighted-average payment coefficient (as a percent)											50.00%	50.00%	50.00%
Third Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																16,618,564
Number of shares outstanding (shares)	16,496,424									16,496,424						16,496,424	16,496,424
Third Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										8,309,282
Number of shares outstanding (shares)	8,248,212									8,248,212						8,248,212	8,248,212
Third Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										6,647,426
Number of shares outstanding (shares)	6,598,570									6,598,570						6,598,570	6,598,570
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						897,400
Number of shares outstanding (shares)											761,600
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 1.6444
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 3.2136
Weighted-average payment coefficient (as a percent)											50.00%	50.00%	50.00%
Third Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)																	1,771,500
Number of shares outstanding (shares)	1,745,500									1,745,500						1,745,500	1,745,500
Third Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										885,750
Number of shares outstanding (shares)	872,750									872,750						872,750	872,750
Third Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										708,600
Number of shares outstanding (shares)	698,200									698,200						698,200	698,200